UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California	95131
(Address of principal executive offices)	(Zip code)

Omar J. Paz,

2211 North First Street,

San Jose, California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2010

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period January 1, 2010 through June 30, 2010 is filed herewith).

Shareholder Expenses (Unaudited)

PayPal Money Market Fund

As a shareholder of the PayPal Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (1/1/10)	Ending Account Value (6/30/10)	Annualized Expense Ratio†	Expenses Paid During Period* (1/1/10 to 6/30/10)
PayPal Money Market Fund
Actual	$1,000.00	$1,000.40	0.22%	$1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22%	1.10

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

PayPal Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$494,458,458
Receivables:
Other receivable	91,799

Total Assets	494,550,257

LIABILITIES
Payables:
Due to PayPal Asset Management, Inc. (Note 2)	49,459
Accrued trustees’ fees	15,477
Accrued expenses	17,904

Total Liabilities	82,840

NET ASSETS	$494,467,417

Net assets consist of:
Paid-in capital	$494,462,762
Undistributed net investment income	1,208
Accumulated net realized gain	3,447

NET ASSETS	$494,467,417

Shares outstanding	494,462,554

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$762,435
Expenses(a)	(181,009)

Net investment income allocated from Master Portfolio	581,426

FUND EXPENSES (Note 2)
Management fees	1,939,549
Trustees’ fees	30,013
Compliance fees	11,584
Insurance	6,031

Total fund expenses	1,987,177
Fees and expenses reimbursed by PPAM (Note 2)	(1,603,360)

Total net expenses	383,817

Net investment income	197,609

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO

Net realized gain	18,774

Net gain on investments	18,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$216,383

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $81,819.

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended June 30, 2010 (Unaudited)	For the year ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$197,609	$1,371,347
Net realized gain	18,774	16,669

Net increase in net assets resulting from operations	216,383	1,388,016

Distributions to shareholders:
From net investment income	(197,609)	(1,371,339)

Total distributions to shareholders	(197,609)	(1,371,339)

Capital share transactions (Note 3):
Proceeds from shares sold	2,407,809,891	4,572,195,413
Net asset value of shares issued in reinvestment of dividends and distributions	168,701	2,135,682
Cost of shares redeemed	(2,428,029,220)	(4,747,974,350)

Net decrease in net assets resulting from capital share transactions	(20,050,628)	(173,643,255)

Increase (decrease) in net assets	(20,031,854)	(173,626,578)

NET ASSETS:
Beginning of period	514,499,271	688,125,849

End of period	$494,467,417	$514,499,271

Undistributed net investment income included in net assets at end of period	$1,208	$1,208

SHARES ISSUED AND REDEEMED:
Shares sold	2,407,809,891	4,572,195,413
Shares issued in reinvestment of dividends and distributions	168,701	2,135,682
Shares redeemed	(2,428,029,220)	(4,747,974,350)

Net decrease in shares outstanding	(20,050,628)	(173,643,255)

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

	Six months ended Jun. 30, 2010 (Unaudited)		Year ended Dec. 31, 2009		Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)	0.03		0.05	0.05	0.03
Net realized and unrealized gain (loss)	(0.00	) (a)	0.00	(a)	(0.00	) (a)	0.00 (a)	0.00 (a)	0.00 (a)

Total from investment operations	0.00		0.00		0.03		0.05	0.05	0.03

Less distributions from:
Net investment income	(0.00	) (a)	(0.00	) (a)	(0.03)		(0.05)	(0.05)	(0.03)

Total distributions	(0.00)		(0.00)		(0.03)		(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return	0.04	% (b)	0.23%		2.61%		5.10%	4.88%	3.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$494,467		$514,499		$688,126		$996,105	$836,326	$463,147
Ratio of expenses to average net assets(c)(d)	0.22%		0.33	% (e)	0.36	% (e)	0.36%	0.33%	0.08%
Ratio of expenses to average net assets prior to waived fees(c)(d)	0.87%		1.04	% (e)	1.11	% (e)	1.11%	1.11%	1.22%
Ratio of net investment income to average net assets(c)(d)	0.08%		0.25	% (e)	2.65	% (e)	4.98%	4.81%	3.34%
Ratio of net investment income (loss) to average net assets prior to waived fees(c)(d)	(0.57)%		(0.47	) % (e)	1.90	% (e)	4.23%	4.03%	2.20%

(a)	Rounds to less than $0.01 or 0.01%.
(b)	Not annualized.
(c)	These ratios include the Fund’s share of net expenses charged to the Money Market Master Portfolio.
(d)	Annualized for periods of less than one year.
(e)	These ratios include fees of 0.02% and 0.01% for the years ended December 31, 2009 and December 31, 2008, respectively, related to the U.S. Treasury’s Temporary Guarantee Program.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”) is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under Accounting Standards Codification 820 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (3.37% of total Master Portfolio assets as of June 30, 2010).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of June 30, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolio, which can be found in the Master Portfolio’s Schedule of Investments, and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2010.

As of December 31, 2009, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $15,327 expiring in December 31, 2016. Such losses may be applied against any net realized taxable gains in the succeeding years or until the expiration date, whichever occurs first.

Management has reviewed the tax positions as of June 30, 2010, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM” or “Adviser”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, PPAM is paid a “unified” fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets. Effective August 11, 2009, the Adviser and the Trust agreed to reduce the fee to an annual rate of 0.75% of the Fund’s average daily net assets. Under an investment advisory agreement (“Advisory Agreement”) between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund, except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees, within the meaning of the 1940 Act, (and their legal counsel), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s compliance program, if any), the Fund’s portion of any joint insurance premiums and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to BlackRock Fund Advisors (“BFA”), the investment adviser to the Master Portfolio. Pursuant to a contractual expense limitation, which is in effect through November 30, 2011, BFA has agreed to reduce its fee to 0.07%. There can be no assurance that BFA will extend the expense limitation beyond such time.

PPAM and BlackRock Institutional Trust Company, N.A. (“BTC”), the parent company of BFA, have entered into a sub-administration agreement, pursuant to which BTC provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, PPAM pays BTC a fee equal to 0.03% of the average daily net assets of the Fund.

PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees and expenses of the Independent Trustees (and their independent legal counsel), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s compliance program, if any) and the Fund’s portion of any joint insurance premiums, to an annual rate of 0.35%. Effective August 4, 2009, the Adviser has voluntarily further reduced its management fee to limit the Fund’s annual operating expenses to less than the 0.35% voluntary expense limitation discussed above to improve the investment yield and total return of the Fund. With the prior approval of the Board of Trustees, PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $1,603,360 or 0.31% of the Fund’s average daily net assets for the six months ended June 30, 2010.

PPAM also serves as the Fund’s transfer agent and dividend distribution agent and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

State Street Bank and Trust Company (“Administrator”) provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating materials for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2010, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2009 through June 30, 2010. The Fund filed a Form N-PX, for the twelve months ended June 30, 2010, which is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-215-5506, and (ii) on the SEC’s website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

QUARTERLY FILING REQUIREMENT (Unaudited)

As the Fund invests substantially all of its assets in a series of the Master Portfolio, the Fund files the Master Portfolio’s complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PAYPAL MONEY MARKET FUND

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT

(UNAUDITED)

Trustees’ Consideration

The current Investment Advisory Agreement (the “Current Agreement”) pursuant to which PayPal Asset Management, Inc. (the “Adviser”) provides investment advisory services to the Fund is dated October 4, 2002, and was amended on March 1, 2005 and August 11, 2009. The Board of Trustees, including the Independent Trustees, voted in person at a meeting on May 18, 2010 to extend the Current Agreement through November 30, 2010 on its existing terms. The Independent Trustees approved the extension of the Current Agreement for less than a normal one-year renewal because at that same meeting on May 18, 2010, the Board (and all the Independent Trustees) also voted in person to approve a new Investment Advisory Agreement (the “New Agreement”) and submit it for shareholder approval. The New Agreement would have the effect of unbundling the investment advisory fee charged by the Adviser rather than charging the type of unified fee provided by the Current Agreement.

If the New Agreement is approved by the Fund’s shareholders, the New Agreement would take effect, and the Current Agreement would be terminated. If the New Agreement is not approved by Shareholders, the Trustees will promptly renew the Current Agreement or seek to enter into a new investment advisory arrangement for the Fund, subject to approval by the Fund’s shareholders.

At its meeting on May 18, 2010, the Board was presented with information the Trustees believed to have demonstrated that the terms of the New Agreement would be fair to, and in the best interest of, the Trust, the Fund, and the shareholders of Fund. Specific details about the information provided to and considered by the Board at the meeting on May 18, 2010 are given below.

Past Experience with the Adviser

The Board had before it information that allowed the Trustees to evaluate the experience of the Adviser’s key personnel and the quality of services the Adviser has provided and is expected to provide to the Fund. The Trustees were asked to give equal consideration to all factors deemed to be relevant to the Fund, including, but not limited to, the following: (1) the favorable quality of services provided to the Fund since its commencement of operations; (2) the positive relationship of the Adviser with the Trust; (3) the performance of the Fund since commencement of operations; (4) the competitive compensation payable by the Trust to the Adviser under the Current Agreement; and (5) the favorable history, reputation, qualification, and the background of the Adviser, as well as the qualifications of its personnel and financial condition. The Board in particular noted the positive experience enjoyed by the Trust with the Adviser under the Current Agreement. The Board was further assured by the Adviser that there has not been, and the Adviser does not expect there to be, any diminution in the scope and quality of advisory services provided to the Fund under the New Agreement.

Terms of the New Agreement and Other Agreements

The Board also had before it information that allowed the Trustees to compare the terms of the Current Agreement to those of the New Agreement, particularly those relating to services provided or arranged by the Adviser, the advisory fee payable to the Adviser, and expenses assumed by the Adviser as well as the expenses paid by the Fund. In assessing the reasonableness of the fees payable to the Adviser under the proposed arrangement to unbundle certain operating fees and expenses, the Board also considered the terms of other existing and proposed arrangements between the Trust and the Adviser, such as the operating expenses limitation agreement and transfer agency services agreement. The Board, including all of the Independent Trustees who were not parties to the operating expenses agreement, at that same meeting also approved the continuation of that agreement for another year, noting that the expense components would change if the New Agreement is approved, but the overall limit would remain in place.

The Board noted that the services provided or arranged by the Adviser under the Current Agreement are substantially the same as the services that will be provided or arranged by the Adviser under the New Agreement and the proposed transfer agency services agreement.

Board Review and Approval of the Current Agreement

Provided below is a description for the basis of the Board’s most recent approval of the extension of the Current Agreement. The Independent Trustees considered the extent to which this discussion of its prior approval on August 11, 2009 remained accurate with respect to its extension of the Current Agreement and determined that this discussion also accurately describes the basis for that extension.

At a meeting held on August 11, 2009, the Board, including a majority of Independent Trustees, meeting in person, approved the continuation of the Investment Advisory Agreement for an additional period through June 30, 2010. Earlier that year the Board, including a majority of the Independent Trustees, meeting in person, approved two separate shorter extensions.

In approving the most recent continuation of the Current Agreement, the Board had before it information that allowed the Trustees to evaluate the experience of the Adviser’s key personnel, the quality of services the Adviser has provided and is expected to provide to the Fund, and the compensation proposed to be paid to the Adviser including related expense information. The Board also considered detailed information regarding the performance and expenses of other investment companies with similar investment objectives and sizes, which was prepared by an independent third-party provider. The Independent Trustees discussed the proposed continuance in various private sessions at which no representatives of the Adviser were present, and they were assisted by independent legal counsel to the Independent Trustees (who also serves as legal counsel to the Fund). In reaching their determinations relating to each continuance of the Current Agreement with respect to the Fund, the Trustees considered all factors they believed relevant, including the factors discussed below. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee could have attributed different weights to the various factors.

The two shorter extensions were approved by the Board and the Independent Trustees in order to allow the Adviser additional time to provide information requested by the Independent Trustees to supplement the information previously provided. The Independent Trustees considered the information they had been provided at the time of the February and May meetings to be sufficient to justify each of the shorter extensions pending receipt of the more detailed and updated information requested. With the receipt, review and discussion of that additional information, the Independent Trustees approved the longer renewal through June 30, 2010.

In approving the continuation of the Current Agreement on the basis of the amendment approved by the full Board and the Independent Trustees separately, the Trustees considered several factors in respect of the advisory fee level specified in the amended Current Agreement, as follows:

Nature, Extent and Quality of Services

The Board considered the advisory and other services provided to the Fund by the Adviser. The advisory services relate largely to the selection of the Master Portfolio and the ongoing monitoring of its investment performance. Other services provided by the Adviser to the Fund include compliance, transfer agency and administrative services not provided by outside service providers. The Board noted the absence of material compliance issues and the responsiveness of the Adviser with respect to any problems that did occur, particularly given the complexity of the transfer agency and account issues that can exist for a mutual fund with a large number of accounts that serve as a sweep vehicle for customers of PayPal, Inc.’s services and that have no minimum investment. The Independent Trustees further noted the accessibility of the Adviser to the Board. The Board noted that the Fund is the Adviser’s only advisory client. The Board and the Independent Trustees concluded that the nature, extent and quality of the services provided by the Adviser are of a satisfactory quality and have benefited and will continue to benefit the Fund and its shareholders.

Investment Results

The Board considered the investment results of the Fund in light of its investment objective. It compared the Fund’s total returns with the total returns of other money market mutual funds in peer group reports prepared by an independent data provider, with respect to various periods. The Board noted that the Fund’s performance was very competitive, typically in the top quintile in its peer group of money market funds, over the relevant periods, some of which resulted from the very low expenses charged by the Adviser as a result of substantial waivers. The Board concluded that the Adviser was implementing the Fund’s investment objective and the Adviser’s continued management should benefit the Fund and its shareholders.

Advisory Fees and Total Expenses

The Fund and the Adviser amended the Current Agreement on August 11, 2009 to reduce the contractual advisory fee by 0.25%, to an annual rate of 0.75%, which includes a variety of other operating expenses as described in the prospectus for the Fund. As noted in the prospectus, the Adviser has traditionally waived a substantial portion of that fee on a voluntary basis. The Board compared both the contractual and voluntarily reduced advisory fees and total expenses of the Fund (as a percentage of average net assets) with the median fee and expense levels of other mutual funds in the relevant peer groups. These comparisons assisted the Board by providing a reasonable statistical measure to assess the Fund’s fees relative to its relevant peers. The Board noted that one of the ongoing justifications for a contractual advisory fee that is higher than many peer group funds is the absence of a minimum account size and the available services without any minimum account size, which normally would be a higher expense for another company’s money market mutual fund to provide. The consensus of the Board was that, even at the amended full contractual rate, the advisory fee would not appear outside the range of money market advisory fees. The Board further noted the relevant contractual and additional voluntary expense limitations that the Adviser has agreed to and that are disclosed in the prospectus with respect to the Fund, and that the Adviser historically has absorbed any expenses in excess of these limits. The Board concluded that the fees charged by the Adviser benefit the Fund and its shareholders.

The Adviser’s Costs, Level of Profits and Economies of Scale

The Independent Trustees reviewed information regarding the Adviser’s internal and external costs of providing services to the Fund. They reviewed the Adviser’s stated assumptions and methods of allocating certain costs. They accepted the Adviser’s assertion that the proposed fee level reflecting the contractual and voluntary limits results in a very small profit for the Adviser at the Fund’s current size, which has declined compared to the prior period. This is based on the costs involved with the mutual fund business and the Fund’s unique characteristics such as having no minimum account size and the high level of accessibility of a shareholder’s assets in the Fund for transactions through PayPal, Inc. The Adviser discussed its technology costs in recent years. The Independent Trustees also accepted the Adviser’s assertion that its cumulative profitability for the Fund is substantially negative and would remain so until such time as the fees received would provide for a greater amount of profit for the Adviser. Based on their review, the Independent Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable or excessive.

The independent Board members considered the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee reflects those economies of scale. They realized that the advisory fee for the Fund does not have breakpoints, which would otherwise result in lower advisory fee rates as the Fund grows larger. The Board also recognized the benefits to the Fund of the Adviser’s past investment in the Fund’s operations (through past subsidies of the Fund’s operating expenses when it was newer and smaller), and its commitment to maintain reasonable overall operating expenses for the Fund. Although the Fund’s size has declined compared to the prior year, the Independent Trustees expect that the Fund may enjoy economies of scale from further growth beyond its historical levels and will monitor the levels of the Adviser’s profitability accordingly.

Ancillary Benefits

The Board considered other actual and potential financial benefits to the Adviser in concluding that the contractual advisory fees are reasonable for the Funds. In particular, they noted that the Adviser does not have any affiliates that directly benefit from the Adviser’s relationship to the Fund, but that PayPal, Inc. and eBay, Inc. may benefit indirectly from the availability of the Fund to users of those services.

Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Current Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that each renewal of the Current Agreement for the specified period was in the best interests of the Fund and its shareholders.

Money Market Master Portfolio

Portfolio Information as of June 30, 2010 (Unaudited)

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	32%
Commercial Paper	26
Repurchase Agreements	21
U.S. Government Sponsored Agency Obligations	16
U.S. Treasury Obligations	3
Time Deposits	2

Total	100%

Schedule of Investments June 30, 2010 (Unaudited)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Certificates Of Deposit	Par (000)	Value
Yankee(a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.37%, 7/12/10	270,000	270,000,410
0.44%, 12/13/10	77,600	77,600,000
0.39%, 1/28/11	175,000	175,000,000
Bank of Nova Scotia, Houston:
0.35%, 10/01/10	556,715	556,715,000
0.39%, 10/15/10	100,000	99,998,531
Barclays Bank Plc, New York, 0.42%, 8/18/10	572,640	572,640,000
Credit Agricole Corporate and Investment Bank, New York, 0.35%, 10/12/10	270,000	270,000,000
Dexia Credit Local, New York, 0.45%, 6/29/11	157,000	157,000,000
Intesa Sanpaolo, 0.40%, 10/15/10	300,000	299,973,014
KBC Bank N.V., New York, 0.37%, 7/20/10	391,370	391,370,000
Lloyds TSB Bank Plc, New York, 0.85%, 5/06/11	75,000	75,000,000
Mizuho Corporate Bank, New York:
0.40%, 7/14/10	173,600	173,600,000
0.40%, 7/19/10	100,000	100,000,000
Rabobank Nederland N.V., New York:
0.29%, 7/23/10	107,495	107,496,442
0.35%, 1/10/11	110,000	110,000,000
0.35%, 1/13/11	202,000	202,000,000
Royal Bank of Canada, New York:
0.35%, 10/01/10	125,000	125,000,000
0.35%, 1/21/11	116,015	116,015,000
Societe Generale, New York:
0.37%, 7/12/10	128,000	128,000,000
1.05%, 5/05/11	110,000	110,000,000
State Street Bank & Trust Co., 0.29%, 7/07/10	150,000	150,000,000
Sumitomo Mitsui Banking Corp., New York:
0.40%, 7/14/10	287,180	287,180,000
0.40%, 7/22/10	100,000	100,000,000

Total Certificates Of Deposit—31.7%		4,654,588,397

Commercial Paper(b)
Amsterdam Funding Corp., 0.29%, 7/13/10	52,000	51,994,973
BNP Paribas Finance, Inc., 0.28%, 7/12/10	450,000	449,961,500
BNZ International Funding Ltd., 0.43%, 2/01/11(c)	250,000	250,014,807
Cancara Asset Securitisation LLC, 0.37%, 7/02/10(c)	171,100	171,098,242
CRC Funding LLC, 0.30%, 7/16/10	32,000	31,996,000
Credit Suisse, New York, 0.50%, 9/16/10	184,000	183,803,222
Danske Corp. - GTD, 0.33%, 7/12/10(c)	300,000	299,969,750
Dexia Delaware LLC, 0.44%, 7/06/10	250,000	249,984,722
DnB NOR Bank ASA, 0.50%, 9/21/10(c)	301,875	301,531,198
Edison Asset Securitization LLC, 0.47%, 9/16/10(c)	20,000	19,979,894
Grampian Funding LLC, 0.31%, 7/13/10(c)	58,000	57,994,007
ING US Funding LLC:
0.30%, 7/12/10	502,000	501,953,983
0.30%, 7/16/10	372,000	371,953,500
Rabobank USA Financial Corp., 0.30%, 7/29/10	236,161	236,105,896
Royal Park Investment Funding Corp., 0.26%, 7/08/10(c)	135,000	134,993,306
Societe Generale North America, Inc., 0.29%, 7/15/10	35,000	34,996,053
Surrey Funding Corp., 0.30%, 7/16/10(c)	26,000	25,996,750
Unicredit Bank Ireland Plc, 0.35%, 7/15/10(c)	497,000	496,932,353

Total Commercial Paper—26.3%		3,871,260,156

	Par (000)	Value
Time Deposits
Citibank NA, New York, 0.10%, 7/01/10	245,000	245,000,000

Total Time Deposits—1.7%		245,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae, 3.00%, 7/12/10	150,000	150,123,962
Federal Farm Credit Bank Variable Rate Notes, 0.34%, 5/26/11(d)	62,225	62,219,299
Federal Home Loan Bank, 0.75%, 1/18/11	35,030	35,094,647
Federal Home Loan Bank Variable Rate Notes, 0.23%, 10/06/11(d)	187,000	186,903,800
Freddie Mac Discount Notes, 0.00%, 1/19/11(b)	400,000	399,326,667
Freddie Mac Variable Rate Notes:
0.14%, 11/09/11(d)	730,075	729,370,733
0.15%, 1/13/12(d)	652,995	652,386,290
0.31%, 2/16/12(d)	110,000	109,927,736

Total U.S. Government Sponsored Agency Obligations—15.8%		2,325,353,134

U.S. Treasury Obligations(b)
U.S. Treasury Bill, 0.00%, 12/02/10	500,000	499,534,792

Total U.S. Treasury Obligations—3.4%		499,534,792

Repurchase Agreements
Banc of America Securities LLC, 0.36%, dated 6/30/10, due 7/1/10, maturity value $350,003,500 (collateralized by non-U.S. government debt securities, 0.00% to 9.03%, 2/15/11 to 9/25/37, par and fair value of $600,848,502 and $367,500,000, respectively)	350,000	350,000,000
Banc of America Securities LLC, 0.46%, dated 6/30/10, due 8/16/10, maturity value $350,210,194 (collateralized by non-U.S. government debt securities, 0.00% to 9.31%, 5/15/11 to 3/17/51, par and fair value of $434,497,953 and $367,500,000, respectively)	350,000	350,000,000
BNP Paribas Securities Corp., 0.23%, dated 6/30/10, due 7/1/10, maturity value $425,002,715 (collateralized by non-U.S. government debt securities, 0.91% to 9.85%, 10/15/10 to 4/15/24, par and fair value of $399,211,981 and $437,750,000, respectively)	425,000	425,000,000
Citigroup Global Markets Inc., 0.31%, dated 6/30/10, due 7/1/10, maturity value $69,000,594 (collateralized by U.S. government obligations, 0.00% to 4.75%, 7/8/10 to 5/31/16, par and fair value of $67,202,900 and $70,380,003, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.51%, dated 6/30/10, due 7/1/10, maturity value $80,001,133 (collateralized by U.S. government obligations, 0.00% to 4.50%, 12/9/10 to 2/15/16, par and fair value of $77,374,800 and $81,600,031, respectively)	80,000	80,000,000
Citigroup Global Markets Inc., 0.61%, dated 6/30/10, due 7/1/10, maturity value $190,003,219 (collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 7/1/10 to 4/1/57, par and fair value of $112,950,000 and $243,156,843, respectively)	190,000	190,000,000
Deutsche Bank Securities Inc., 0.04%, dated 6/30/10, due 7/1/10, maturity value $210,000,233 (collateralized by U.S. government obligations, 2.06% to 7.50%, 11/1/11 to 2/1/48, par and fair value of $724,713,713 and $216,300,000, respectively)	210,000	210,000,000
Greenwich Capital Markets, 0.26%, dated 6/30/10, due 7/1/10, maturity value $425,003,069 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 10.38%, 10/20/11 to 12/15/50, par and fair value of $527,151,705 and $467,893,163, respectively)	425,000	425,000,000
Greenwich Capital Markets, 0.26%, dated 6/30/10, due 7/1/10, maturity value $50,000,361 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 10.38%, 10/20/11 to 12/15/50, par and fair value of $62,017,848 and $55,046,254, respectively)	50,000	50,000,000
HSBC Securities (USA) Inc., 0.19%, dated 6/30/10, due 7/1/10, maturity value $100,000,528 (collateralized by non-U.S. government debt securities, 0.00% to 6.30%, 9/20/10 to 3/1/38, par and fair value of $102,966,000 and $104,816,537, respectively)	100,000	100,000,000

	Par (000)	Value
JPMorgan Securities Inc., 0.40%, dated 6/30/10, due 7/1/10, maturity value $50,000,556 (collateralized by non-U.S. government debt securities, 5.25% to 9.00%, 6/1/15 to 2/15/32, par and fair value of $45,645,000 and $51,501,602, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.46%, dated 6/30/10, due 7/1/10, maturity value $320,004,089 (collateralized by non-U.S. government debt securities, 0.00% to 12.00%, 1/30/11 to 7/15/37, par and fair value of $347,298,594 and $336,003,725, respectively)	320,000	320,000,000
Morgan Stanley & Co. Inc., 0.01%, dated 6/30/10, due 7/1/10, maturity value $460,046,064 (collateralized by U.S. government obligations, 1.13% to 4.75%, 11/5/12 to 5/15/19, par and fair value of $445,231,600 and $469,304,459, respectively)	460,046	460,046,000

Total Repurchase Agreements—21.0%		3,079,046,000

Total Investments (Cost - $ 14,674,782,479*)—99.9%		14,674,782,479
Other Assets in Excess of Liabilities —0.1%		13,412,278

Net Assets—100.0%		14,688,194,757

GTD Guaranty

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$14,674,782,479	—	$14,674,782,479

[1]	See above Schedule of Investments for values in each security type.

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)	Money Market Master Portfolio
Assets
Investments at value - unaffiliated[1]	$11,595,736,479
Repurchase agreements - unaffiliated[2]	3,079,046,000
Cash	9,244,096
Interest receivable	5,056,338

Total assets	14,689,082,913

Liabilities
Investment advisory fees payable	871,646
Professional fees payable	16,510

Total liabilities	888,156

Net Assets	$14,688,194,757

[1] Investments at cost - unaffiliated	$11,595,736,479
[2] Repurchase agreements at cost - unaffiliated	$3,079,046,000

See Notes to Financial Statements.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)	Money Market Master Portfolio
Investment Income
Income	$27,313,409

Expenses
Investment advisory	9,335,704
Professional	52,253
Independent Trustees	93,209

Total expenses	9,481,166
Less fees waived by advisor	(2,946,174)

Total expenses after fees waived	6,534,992

Net investment income	20,778,417

Realized Gain
Net realized gain from investments	637,169

Net Increase in Net Assets Resulting from Operations	$21,415,586

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Money Market Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:

Operations
Net investment income	$20,778,417	$117,041,788
Net realized gain	637,169	780,894

Net increase in net assets resulting from operations	21,415,586	117,822,682

Capital Transactions
Proceeds from contributions	36,862,606,215	130,222,744,339
Fair value of withdrawals	(43,330,574,572)	(131,694,780,219)

Net decrease in net assets derived from capital transactions	(6,467,968,357)	(1,472,035,880)

Net Assets
Total decrease in net assets	(6,446,552,771)	(1,354,213,198)
Beginning of period	21,134,747,528	22,488,960,726

End of period	$14,688,194,757	$21,134,747,528

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

	Money Market Master Portfolio
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005

Total Investment Return
Total investment return	0.11	% [1]	0.48%	2.90%[2]	5.40%	5.13%	3.28%

Ratios to Average Net Assets
Total expenses	0.10	% [3]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07	% [3]	0.07%	0.07%	0.07%	0.08%	0.05%

Net investment income	0.22	% [3]	0.48%	2.88%	5.23%	4.99%	3.27%

Supplemental Data
Net assets, end of period (000)	$14,688,195		$21,134,748	$22,488,961	$31,492,404	$6,924,965	$6,302,583

[1]	Aggregate total investment return.
[2]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by the investment advisor at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

[3]	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to the Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: The Master Portfolio’s securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Master Portfolio may invest in repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: Money Market Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Money Market Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns remains open for the four years ended December 31, 2009. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

MIP entered into an investment advisory agreement with BlackRock Fund Advisors (the “Manager”), the Master Portfolio’s investment advisor, an indirect wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. The Manager has contractually agreed to waive 0.03% of its advisory fees through April 30,2012. After giving effect to such contractual arrangement, the advisory fee of 0.10% will be waived to 0.07%. For the six months ended June 30, 2010, the amount included in fees waived by advisor in the Statement of Operations is $2,800,711.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pay an advisory fee to the Manager by waiving the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses, through April 30,2012, and are shown as fees waived by advisor in the Statement of Operations.

The Manager has voluntarily agreed to waive advisory fees to enable the Trusts to maintain a minimum daily net investment income dividend. These amounts are reported in the Statement of Operations as fees waived by advisor. The Manager may discontinue the waiver at any time. For the period ended June 30, 2010, such waiver amounted to $145,463. These contractual waivers are effective through April 30, 2012.

MIP entered into administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio. BTC has agreed to bear all costs of the Master Portfolio’s and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC may delegate certain of its administration duties to sub-administrators.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

Certain affiliates indirectly invest in the Master Portfolio through the SL Agency Shares of BlackRock Cash Funds. As of June 30, 2010, these affiliated investors represent a significant portion of the net assets of the Master Portfolio.

4. Subsequent Event:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Dr. Matina Horner, Trustee

Herbert I. London, Trustee and Member of the Audit Committee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Chair of the Audit Committee and Trustee

Frederick W. Winter, Trustee and Member of the Audit Committee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Anne Ackerley, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jeffrey Holland, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Brian Schmidt, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

State Street Bank and Trust Company

Boston, MA 02101

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

SEI Investments Distribution Company

Oaks, PA 19456

Independent Registered Public Accounting Firm

Pricewaterhouse Coopers LLP

San Francisco, CA 94111

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

c/o the Distributor

One Freedom Valley Drive

Oaks, PA 19456

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(a) (2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ Dana E. Schmidt
Dana E. Schmidt, President (Principal Executive Officer)

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Dana E. Schmidt
Dana E. Schmidt, President (Principal Executive Officer)

Date:	August 27, 2010

By:	/s/ Omar J. Paz
Omar J. Paz, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	August 27, 2010